UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30,
2010
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 November 4, 2010
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   88
Form 13F Information Table Value Total:  $11,803 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
COHEN & STEERS CLSD END		COM	19248P106	375	29318 SH		SOLE		29318
PROSHARES TR			COM	74347R313	523	13302 SH		SOLE		13302
BLACKROCK CREDIT ALL INC TR	COM	09255H105	84	8050 SH			SOLE		8050
ALPINE GLOBAL PREMIER PPTYS	COM	02083A103	119	17988 SH		SOLE		17988
BLUE CHIP VALUE FD INC		COM	095333100	35	10650 SH		SOLE		10650
BOULDER GROWTH & INCOME FD I	COM	101507101	55	8900 SH			SOLE		8900
BOULDER TOTAL RETURN FD INC	COM	101541100	43	2850 SH			SOLE		2850
CENTRAL SECS CORP		COM	155123102	49	2447 SH			SOLE		2447
EXXON MOBIL CORP		COM	30231G102	59	950 SH			SOLE		950
GOLDMAN SACHS GROUP INC		COM	38141G104	69	475 SH			SOLE		475
GREATER CHINA FD INC		COM	39167B102	86	6700 SH			SOLE		6700
H & Q HEALTHCARE FD		COM	404052102	26	2150 SH			SOLE		2150
H & Q LIFE SCIENCES INVS	COM	404053100	26	2700 SH			SOLE		2700
JOHN HANCOCK BK &THRIFT OPP	COM	409735206	113	7625 SH			SOLE		7625
HEWLETT PACKARD CO		COM	428236103	72	1700 SH			SOLE		1700
ISHARES INC			COM	464286103	59	2500 SH			SOLE		2500
ISHARES INC			COM	464286400	165	2150 SH			SOLE		2150
ISHARES INC			COM	464286764	75	1850 SH			SOLE		1850
ISHARES INC			COM	464286848	188	19000 SH		SOLE		19000
ISHARES TR			COM	464287192	41	500 SH			SOLE		500
ISHARES TR			COM	464287234	54	1200 SH			SOLE		1200
ISHARES TR			COM	464287523	123	2600 SH			SOLE		2600
ISHARES TR			COM	464287572	18	300 SH			SOLE		300
ISHARES TR			COM	464288752	142	11800 SH		SOLE		11800
ISHARES TR			COM	464288828	72	1450 SH			SOLE		1450
JAPAN EQUITY FD INC		COM	471057109	97	17900 SH		SOLE		17900
LIBERTY ALL STAR EQUITY FD	COM	530158104	30	6720 SH			SOLE		6720
MACQUARIE FT TR GB INF UT DI	COM	55607W100	23	1750 SH			SOLE		1750
MACQUARIE GLBL INFRA TOTL RE	COM	55608D101	18	1100 SH			SOLE		1100
MARKET VECTORS ETF TR		COM	57060U308	104	1650 SH			SOLE		1650
MARKET VECTORS ETF TR		COM	57060U506	125	3850 SH			SOLE		3850
MORGAN STANLEY CHINA A SH FD	COM	617468103	135	4900 SH			SOLE		4900
NFJ DIVID INT & PREM STRTGY	COM	65337H109	27	1700 SH			SOLE		1700
OIL SVC HOLDRS TR		COM	678002106	124	1100 SH			SOLE		1100
PROSHARES TR			COM	74347R297	34	1100 SH			SOLE		1100
PROSHARES TR			COM	74347R693	391	7600 SH			SOLE		7600
PROSHARES TR			COM	74347R719	98	3100 SH			SOLE		3100
PROSHARES TR			COM	74347R735	63	1300 SH			SOLE		1300
PROSHARES TR			COM	74347X633	145	2670 SH			SOLE		2670
RESEARCH IN MOTION LTD		COM	760975102	24	500 SH			SOLE		500
ROYCE FOCUS TR			COM	78080N108	25	4000 SH			SOLE		4000
ROYCE VALUE TR INC		COM	780910105	37	3050 SH			SOLE		3050
ROYCE MICRO-CAP TR INC		COM	780915104	51	6150 SH			SOLE		6150
SPDR SERIES TRUST		COM	78464A698	124	5400 SH			SOLE		5400
SPDR SERIES TRUST		COM	78464A755	104	1950 SH			SOLE		1950
SPDR SERIES TRUST		COM	78464A797	92	4000 SH			SOLE		4000
SELECT SECTOR SPDR TR		COM	81369Y407	227	6800 SH			SOLE		6800
SELECT SECTOR SPDR TR		COM	81369Y506	22	400 SH			SOLE		400
SELECT SECTOR SPDR TR		COM	81369Y704	299	9550 SH			SOLE		9550
TEMPLETON DRAGON FD INC		COM	88018T101	52	1800 SH			SOLE		1800
TRI CONTL CORP			COM	895436103	58	4700 SH			SOLE		4700
ORIENT-EXPRESS HOTELS LTD	COM	G67743107	8	700 SH			SOLE		700
ISHARES TR			COM	464288646	377	3590 SH			SHARED			3590
COHEN & STEERS CLOSED END OP	COM	19248P106	128	10000 SH		SHARED			10000
SPDR SERIES TRUST		COM	78464A417	209	5235 SH			SHARED			5235
ISHARES TR			COM	464288414	167	1565 SH			SHARED			1565
PROSHARES TR			COM	74347R313	242	6155 SH			SHARED			6155
BLACKROCK CREDIT ALL INC TR	COM	09255J101	109	11150 SH		SHARED			11150
PROSHARES TR			COM	74347X849	245	6085 SH			SHARED			6085
SPDR SERIES TRUST		COM	78464A458	170	7200 SH			SHARED			7200
BLACKROCK CREDIT ALL INC TR	COM	09255H105	85	8130 SH			SHARED			8130
SPDR SERIES TRUST		COM	78464A425	370	15200 SH		SHARED			15200
NUVEEN INSD CALIF PREM INCOM	COM	67061X102	1	75 SH			SHARED			75
VANGUARD SCOTTSDALE FDS		COM	92206C409	191	2435 SH			SHARED			2435
HANCOCK JOHN PFD INCOME FD	COM	41013W108	156	7725 SH			SHARED			7725
NUVEEN QUALITY PFD INC FD 3	COM	67072W101	114	13490 SH		SHARED			13490
ISHARES TR			COM	464288646	587	5587 SH			SOLE		5587
COHEN & STEERS CLOSED END OP	COM	19248P106	110	8601 SH			SOLE		8601
SPDR SERIES TRUST		COM	78464A417	141	3536 SH			SOLE		3536
ISHARES TR			COM	464288414	133	1246 SH			SOLE		1246
PROSHARES TR			COM	74347R313	39	1000 SH			SOLE		1000
BLACKROCK CREDIT ALL INC TR	COM	09255J101	101	10340 SH		SOLE		10340
PROSHARES TR			COM	74347X849	19	465 SH			SOLE		465
SPDR SERIES TRUST		COM	78464A458	194	8221 SH			SOLE		8221
BLACKROCK CREDIT ALL INC TR	COM	09255H105	90	8595 SH			SOLE		8595
SPDR SERIES TRUST		COM	78464A425	462	19003 SH		SOLE		19003
VANGUARD SCOTTSDALE FDS		COM	92206C409	55	700 SH			SOLE		700
HANCOCK JOHN PFD INCOME FD	COM	41013W108	46	2275 SH			SOLE		2275
NUVEEN MULT CURR ST GV INCM	COM	67090N109	22	1469 SH			SOLE		1469
NUVEEN MULTI STRAT INC & GR	COM	67073B106	10	1203 SH			SOLE		1203
NUVEEN MULTI STRAT INC GR FD	COM	67073D102	13	1418 SH			SOLE		1418
ISHARES TR			COM	464287242	330	2916 SH			SOLE		2916
MARKET VECTORS ETF TR		COM	57060U886	186	9750 SH			SOLE		9750
POWERSHARES GLOBAL ETF TRUST	COM	73936T474	578	23494 SH		SOLE		23494
SPDR TR PUT			PUT	78462F953	490	5366 SH			SOLE		5366
SPDR TR CALL			CALL	78462F903	259	2196 SH			SOLE		2196
BARCLYS 20+ YR PUT		PUT	464287952	155	3223 SH			SOLE		3223
SPDR GOLD TRUST			PUT	78463V907	11	724 SH			SOLE		724